Intangible assets - Amortisation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortization charge	£ 885	£ 1,164